Reportable segments (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue	$ 2,157,323	$ 1,939,322	$ 1,728,332
Specialty plant nutrients [Member]
Revenue	697,251	714,940	790,222
Iodine and its derivatives [Member]
Revenue	252,123	533,061	651,742
Lithium and its derivatives [Member]
Revenue	644,573	887,465	362,596
Industrial chemicals [Member]
Revenue	135,578	460,471	444,719
Potassium [Member]
Revenue	379,326	737,146	838,545
Other products and services [Member]
Revenue	$ 48,472	$ 261,074	$ 351,427